Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Changes in non-cash working capital items

	Years Ended December 31
	2022	2021
Trade and other receivables	$(55,076)	$(65,932)
Trade and other payables	90,712	34,737
	$35,636	$(31,195)
Changes in non-cash working capital related to:
Operating activities	$26,072	$(26,582)
Investing activities	9,401	(2,797)
Transfers from equity	4,791	—
Foreign currency translation on non-cash working capital	(4,628)	(1,816)
	$35,636	$(31,195)

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2022	2021
Operating	$11,814	$11,053
General and administrative	35,935	29,538
Total employee compensation costs	$47,749	$40,591